INCOME TAXES (Textual) (Detail) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Preferential Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Available for HNTE	15.00%	15.00%	15.00%
Effective Period of HNTE Certificate	3 years	3 years	3 years
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Disposition Of Assets Tax Percentage	10.00%	10.00%	10.00%
Undistributed Earnings (Loss) Available to Common Shareholders, Basic		¥ 310,659	$ 47,611
Remaining Balance Of Undistributed Earnings Available To Commonshareholders		180,131	27,606
Deferred Tax Assets, Operating Loss Carryforwards		179,005		¥ 69,861		$ 27,434
Unrecognized tax benefits		32,828		29,554	¥ 7,613	5,031	$ 4,529
Deferred tax assets tax credit carryforwards alternative minimum tax | ¥		0		0
Deferred tax assets tax credit carryforwards other		32,828		29,554		$ 5,031
Unrecognized Tax Benefits, Interest on Income Taxes Expense		5,263	807	9,123	259
Unrecognized Tax Benefits, Income Tax Penalties Expense		654	100	0	¥ 1,161
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense		¥ 17,621	$ 2,700	¥ 11,703
HONG KONG [Member]
Profit eligible for half income tax rate | $	$ 2,000
HONG KONG [Member] | Corporation Business [Member]
Effective Income Tax Rate Reconciliation, current imposed rate percent	16.50%	16.50%	16.50%
Half reduced income tax rate percentage	8.25%	8.25%	8.25%
Minimum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Maximum [Member] | PRC [Member]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025